Fair Value Measurements - Additional Information (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Money Market Funds [Member] | Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value disclosure of cash equivalents	$ 9.4	$ 18.4